Capital Stock (Details) - Schedule of A continuity schedule of outstanding unvested stock options - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of AContinuity Schedule Of Outstanding Unvested Stock Options Abstract
Number of Unvested Stock Options, Beginning Balance	91,250
Weighted Average Grant Date Fair Value, Beginning Balance
Number of Unvested Stock Options, Granted		365,000
Weighted Average Grant Date Fair Value, Granted	4.06
Number of Unvested Stock Options, Vested		(273,750)
Weighted Average Grant Date Fair Value, Vested	4.06
Number of Unvested Stock Options, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Unvested Stock Options, Ending Balance		91,250
Weighted Average Grant Date Fair Value, Ending Balance	$ 4.06